Notes Payable (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 28, 2015	Jan. 28, 2015	Feb. 07, 2014
Short term loan						$ 30,000
Loan interest rate percentage	3.00%	3.00%
Debt maturity date		Apr. 28, 2015
Interest expense on notes payable	$ 69	$ 222	$ 112,450	$ 681,335
Conversion of securities, price per unit				$ 0.625	$ 0.30		$ 0.625
Two Class D Warrant [Member]
Restricted common stock units description		Each unit consisted of one share of restricted common stock (100,739 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchaser of such units as described in the Subscription Agreement.
Number of restricted common stock, share		100,739
Warrants to purchase restricted common stock, price per share		$ 0.10
Warrant expiration date		Mar. 31, 2020
One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share		$ 0.1667
Warrant expiration date		Mar. 31, 2020